Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Common stocks: 95.54%
Communication services: 1.69%
Media: 1.69%
Omnicom Group Incorporated	150,000	$ 9,355,500
Consumer discretionary: 15.27%
Auto components: 1.04%
Gentex Corporation	170,600	5,788,458
Hotels, restaurants & leisure: 0.75%
Extended Stay America Incorporated	282,300	4,180,863
Household durables: 4.37%
Helen of Troy Limited †	64,300	14,286,817
Whirlpool Corporation	55,000	9,926,950
		24,213,767
Specialty retail: 3.94%
American Eagle Outfitters Incorporated	1,088,800	21,852,215
Textiles, apparel & luxury goods: 5.17%
Gildan Activewear Incorporated	682,900	19,128,029
HanesBrands Incorporated	654,500	9,542,610
		28,670,639
Financials: 25.51%
Banks: 3.83%
Commerce Bancshares Incorporated	81,798	5,374,129
TCF Financial Corporation	429,109	15,885,615
		21,259,744
Capital markets: 2.26%
State Street Corporation	172,200	12,532,716
Consumer finance: 5.05%
FirstCash Financial Services Incorporated	182,200	12,761,288
Synchrony Financial	438,700	15,227,277
		27,988,565
Insurance: 12.34%
Alleghany Corporation	21,600	13,039,704
Arch Capital Group Limited †	377,400	13,612,818
Fidelity National Financial Incorporated	229,900	8,986,791
Globe Life Incorporated	129,100	12,259,336
Progressive Corporation	70,700	6,990,816
RenaissanceRe Holdings Limited	48,500	8,042,270
The Allstate Corporation	49,900	5,485,507
		68,417,242
Thrifts & mortgage finance: 2.03%
Essent Group Limited	261,100	11,279,520
See accompanying notes to portfolio of investments

Wells Fargo C&B Mid Cap Value Fund  |  1

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Common stocks (continued)
Health care: 10.70%
Health care equipment & supplies: 4.72%
Hill-Rom Holdings Incorporated	103,500	$ 10,139,895
Integra LifeSciences Holdings Corporation †	246,880	16,027,450
		26,167,345
Health care providers & services: 1.86%
Laboratory Corporation of America Holdings †	50,700	10,319,985
Life sciences tools & services: 2.53%
Syneos Health Incorporated †	206,500	14,068,845
Pharmaceuticals: 1.59%
Perrigo Company plc	196,800	8,800,896
Industrials: 25.83%
Aerospace & defense: 5.36%
BWX Technologies Incorporated	219,025	13,202,827
Hexcel Corporation	113,500	5,503,615
Huntington Ingalls Industries Incorporated	64,700	11,030,056
		29,736,498
Building products: 1.24%
Johnson Controls International plc	147,300	6,862,707
Commercial services & supplies: 3.58%
IAA Incorporated †	223,100	14,497,038
Steelcase Incorporated Class A	396,800	5,376,640
		19,873,678
Electrical equipment: 4.95%
Acuity Brands Incorporated	96,800	11,721,512
AMETEK Incorporated	65,200	7,885,288
Eaton Corporation plc	65,100	7,821,114
		27,427,914
Machinery: 7.98%
Colfax Corporation †	372,502	14,244,476
Donaldson Company Incorporated	87,400	4,883,912
Gates Industrial Corporation plc †	374,600	4,779,896
Snap-on Incorporated	47,000	8,043,580
Woodward Governor Company	101,100	12,286,683
		44,238,547
Trading companies & distributors: 2.72%
AerCap Holdings NV †	331,200	15,096,096
Information technology: 10.92%
Electronic equipment, instruments & components: 5.00%
Arrow Electronics Incorporated †	192,606	18,740,564
TE Connectivity Limited	74,300	8,995,501
		27,736,065
See accompanying notes to portfolio of investments

2  |  Wells Fargo C&B Mid Cap Value Fund

Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Common stocks (continued)
Information technology (continued)
IT services: 4.79%
Amdocs Limited	186,100	$ 13,200,073
Leidos Holdings Incorporated	126,900	13,339,728
		26,539,801
Semiconductors & semiconductor equipment: 1.13%
MKS Instruments Incorporated	41,700	6,273,765
Materials: 4.43%
Chemicals: 1.31%
Axalta Coating Systems Limited †	255,200	7,285,960
Metals & mining: 2.05%
Reliance Steel & Aluminum Company	94,800	11,352,300
Paper & forest products: 1.07%
Schweitzer-Mauduit International Incorporated	148,000	5,951,080
Real estate: 1.19%
Real estate management & development: 1.19%
CBRE Group Incorporated Class A †	105,100	6,591,872
Total Common stocks (Cost $402,256,668)		529,862,583

		Yield	Shares	Value
Short-term investments: 4.58%
Investment companies: 4.58%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	25,426,113	$ 25,426,113
Total Short-term investments (Cost $25,426,113)				25,426,113
Total investments in securities (Cost $427,682,781)	100.12%			555,288,696
Other assets and liabilities, net	(0.12)			(692,497)
Total net assets	100.00%			$554,596,199

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments

Wells Fargo C&B Mid Cap Value Fund  |  3

Portfolio of investments—December 31, 2020 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$10,498,142	$62,277,750	$(47,349,779)	$0	$0	$25,426,113	4.58%	25,426,113	$1,207
See accompanying notes to portfolio of investments

4  |  Wells Fargo C&B Mid Cap Value Fund

Notes to portfolio of investments—December 31, 2020 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$9,355,500	$0	$0	$9,355,500
Consumer discretionary	84,705,942	0	0	84,705,942
Financials	141,477,787	0	0	141,477,787
Health care	59,357,071	0	0	59,357,071
Industrials	143,235,440	0	0	143,235,440
Information technology	60,549,631	0	0	60,549,631
Materials	24,589,340	0	0	24,589,340
Real estate	6,591,872	0	0	6,591,872
Short-term investments
Investment companies	25,426,113	0	0	25,426,113
Total assets	$555,288,696	$0	$0	$555,288,696
Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Wells Fargo C&B Mid Cap Value Fund  |  5

Notes to portfolio of investments—December 31, 2020 (unaudited)

For the three months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

6  |  Wells Fargo C&B Mid Cap Value Fund